Preparation of Interim Financial Statements and Other Items - Effective Income Tax (Details)1 - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective income tax rate:
Income taxes at 21% statutory tax rate	$ 5,893		$ 23,834	$ (2,578)	$ 7,703
Statutory tax rate	21.00%		35.00%	35.00%	35.00%
Profit of Cactus LL Pre-IPO not subject to U.S. federal tax	$ (2,808)
Profit of non-controlling interest not subject to U.S. federal tax	(1,926)		$ (22,758)	$ 2,990	$ (7,627)
Foreign earnings subject to different tax rates	50
State income taxes	318		594	229	474
Foreign withholding taxes	73
Change in valuation allowance	(20)		(39)	158	220
Other	72
Total provision for income taxes	$ 1,652	$ 154	$ 1,549	$ 809	$ 784